Interest-bearing loans and borrowings - Schedule of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings, Excluding Government Loans And Research Project Financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	$ 3,742	$ 70,747	$ 7,723
Total non-current portion	0	0	46,658
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	0	52,278	0
Convertible debt	0	0	43,455
Unsecured related party loan
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	0	8,922	0
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	3,742	9,544	7,723
Convertible debt embedded derivative
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	0	3	0
Convertible debt	$ 0	$ 0	$ 3,203